Operating Segments - Schedule of Operating Segments (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Other smaller operating segments and corporate adjustments [member]
Disclosure of operating segments [line items]
Tax-exempt income	$ 55	$ 473
Net income from investments in associated corporations	(59)	(188)
Canadian banking [member]
Disclosure of operating segments [line items]
Net income from investments in associated corporations	(9)	72
International banking [member]
Disclosure of operating segments [line items]
Net income from investments in associated corporations	248	250
Global Wealth Management [member]
Disclosure of operating segments [line items]
Net income from investments in associated corporations	$ 18	18
Global banking and markets [member]
Disclosure of operating segments [line items]
Net income from investments in associated corporations		$ 1